UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22856

Goldman Sachs MLP Income Opportunities Fund

Goldman Sachs MLP and Energy Renaissance Fund

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments

August 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 141.6%
Gathering + Processing – 62.0%
729,413	Antero Midstream Partners LP	$ 21,349,918
389,715	CNX Midstream Partners LP	7,638,414
790,000	Crestwood Equity Partners LP	29,704,000
1,917,507	DCP Midstream LP	79,020,463
1,070,270	Enable Midstream Partners LP	16,664,104
1,406,525	MPLX LP	49,889,442
575,000	Sanchez Midstream Partners LP	5,318,750
1,397,958	Targa Resources Corp.	76,985,547
866,520	The Williams Cos., Inc.	25,640,327
787,675	Western Gas Partners LP	38,477,924

		350,688,889

Marine Transportation | Petroleum – 1.3%
347,237	KNOT Offshore Partners LP	7,482,957

Marketing | Retail – 2.6%
377,525	AmeriGas Partners LP	14,780,104

Marketing | Wholesale – 10.7%
750,073	CrossAmerica Partners LP	13,598,823
474,642	Sprague Resources LP	12,008,443
1,295,000	Sunoco LP	35,081,550

		60,688,816

Pipeline Transportation | Natural Gas – 30.6%
172,500	Dominion Energy Midstream Partners LP	2,829,000
1,468,250	Energy Transfer Equity LP	25,694,375
4,669,141	Energy Transfer Partners LP	105,289,130
900,000	Enterprise Products Partners LP	25,740,000
233,000	EQT Midstream Partners LP	13,318,280

		172,870,785

Pipeline Transportation | Petroleum – 23.8%
650,000	Buckeye Partners LP	22,919,000
1,498,241	Enbridge Energy Partners LP	16,870,194
1,577,727	NuStar Energy LP	43,671,483
1,418,765	PBF Logistics LP	30,290,633
917,549	Shell Midstream Partners LP	20,525,571

		134,276,881

Power Generation – 2.0%
359,603	Enviva Partners LP	11,507,296

Production + Mining | Coal – 1.8%
508,750	Alliance Resource Partners LP	10,225,875

Services | Midstream – 4.8%
1,298,140	CSI Compressco LP	7,672,007
1,181,422	USA Compression Partners LP	19,517,092

		27,189,099

Shares	Description	Value
Common Stocks – (continued)
Storage | Liquids – 2.0%
292,542	TransMontaigne Partners LP	$ 11,227,762

TOTAL COMMON STOCKS (Cost $824,568,026)		$ 800,938,464

Shares	Rate	Value
Preferred Stock(a)(b) – 0.3%
Services | Midstream – 0.3%
CSI Compressco LP
139,829	11.000%	$ 1,634,038
(Cost $1,289,544)

Shares	Distribution Rate	Value
Investment Company(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,663	1.879%	$ 4,663
(Cost $4,663)

TOTAL INVESTMENTS – 141.9% (Cost $825,862,233)		$ 802,577,165

BORROWINGS – (41.1)%		(232,500,000)

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(4,466,450)

NET ASSETS – 100.0%		$ 565,610,715

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Pay-in-kind securities. Payments made are in shares.

(c)	Represents an affiliated fund.

Investment Abbreviations:
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments

August 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 142.4%
Gathering + Processing – 42.2%
725,000	Antero Midstream Partners LP	$ 21,220,750
310,285	CNX Midstream Partners LP	6,081,586
818,578	DCP Midstream LP	33,733,599
737,505	Enable Midstream Partners LP	11,482,953
1,035,000	MPLX LP	36,711,450
655,000	Sanchez Midstream Partners LP	6,058,750
230,000	Summit Midstream Partners LP	3,714,500
688,500	Targa Resources Corp.	37,915,695
225,000	Western Gas Equity Partners LP	7,618,500
470,000	Western Gas Partners LP	22,959,500

		187,497,283

Marine Transportation | Petroleum – 4.6%
1,950,000	Capital Product Partners LP	5,830,500
680,000	KNOT Offshore Partners LP	14,654,000

		20,484,500

Marketing | Retail – 2.3%
225,000	AmeriGas Partners LP	8,808,750
71,945	Suburban Propane Partners LP	1,625,957

		10,434,707

Marketing | Wholesale – 15.1%
822,500	CrossAmerica Partners LP	14,911,925
400,000	Global Partners LP	7,460,000
685,000	Sprague Resources LP	17,330,500
1,010,000	Sunoco LP	27,360,900

		67,063,325

Pipeline Transportation | Natural Gas – 32.1%
325,000	Dominion Energy Midstream Partners LP	5,330,000
250,000	Energy Transfer Equity LP	4,375,000
4,045,000	Energy Transfer Partners LP	91,214,750
200,000	Enterprise Products Partners LP	5,720,000
625,000	EQT Midstream Partners LP	35,725,000

		142,364,750

Pipeline Transportation | Petroleum – 25.4%
125,000	Andeavor Logistics LP	6,072,500
425,000	Buckeye Partners LP	14,985,500
325,000	Delek Logistics Partners LP	10,383,750
150,000	Enbridge Energy Partners LP	1,689,000
240,000	NuStar Energy LP	6,643,200
1,011,512	PBF Logistics LP	21,595,781
375,000	Plains All American Pipeline LP	9,795,000
1,107,039	Shell Midstream Partners LP	24,764,463
472,565	Valero Energy Partners LP	16,913,101

		112,842,295

Shares	Description	Value
Common Stocks – (continued)
Power Generation – 1.8%
250,000	Enviva Partners LP	$ 8,000,000

Production + Mining | Coal – 7.9%
1,735,000	Alliance Resource Partners LP	34,873,500

Services | Midstream – 6.8%
1,617,093	CSI Compressco LP	9,557,020
1,247,855	USA Compression Partners LP	20,614,564

		30,171,584

Storage | Liquids – 4.2%
490,000	Martin Midstream Partners LP	5,561,500
344,434	TransMontaigne Partners LP	13,219,377

		18,780,877

TOTAL COMMON STOCKS (Cost $621,498,117)		$ 632,512,821

Shares	Rate	Value
Preferred Stock(a)(b) – 0.3%
Services | Midstream – 0.3%
CSI Compressco LP
105,324	11.000%	$ 1,230,819
(Cost $971,324)

Shares	Distribution Rate	Value
Investment Company(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,053	1.879%	$ 8,053
(Cost $8,053)

TOTAL INVESTMENTS – 142.7% (Cost $622,477,494)		$ 633,751,693

BORROWINGS – (42.3)%		(188,000,000)

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,775,136)

NET ASSETS – 100.0%		$ 443,976,557

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Pay-in-kind securities. Payments made are in shares.

(c)	Represents an affiliated fund.

Investment Abbreviations:
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2018:

MLP AND ENERGY RENAISSANCE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
MLP’s
Europe	$7,482,957	$—	$—
North America	690,829,633
Corporations
North America	102,625,874
Preferred Stock(a)
North America	—	—	1,634,038
Investment Company	4,663	—	—
Total	$800,943,127	$—	$1,634,038

MLP INCOME OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
MLP’s
Europe	$20,484,500	$—	$—
North America	574,112,626	—	—
Corporations
North America	37,915,695		—
Preferred Stock(a)
North America	—	—	1,230,819
Investment Company	8,053	—	—
Total	$632,520,874	$—	$1,230,819

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations, and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Leverage Risk — Each Fund intends to use leverage to seek to achieve its investment objective. The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that each Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that a Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund were not leveraged, which may result in a greater decline in the market price; the investment advisory fees payable to the Investment Adviser will be higher than if the Fund did not use financial leverage; and that leverage may increase operating costs, which may reduce total return. The use of leverage may impact a Fund’s ability to declare dividends and distributions; the Funds are generally not permitted to declare cash dividends or other distributions unless, at the time of such declaration, the value of the Fund’s assets, less liabilities other than the principal amount of borrowings, is at least 300% of such principal amount (after deducting the amount of such dividend or distribution). This prohibition does not apply to privately arranged debt that is not intended to be publicly distributed (i.e., each Fund’s credit facility, as discussed above). Under the terms of each Credit Facility, in the event of an early termination of any fixed rate borrowing(s), the Funds will receive or pay any gain or loss associated with the lender’s interest rate hedge, which could be material in certain circumstances, as well as any related termination costs.

Liquidity Risk — Each Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Market and Credit Risks — An investment in a Fund represents an indirect investment in the securities owned by the Fund, a significant portion of which are traded on a national securities exchange. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Each Fund will utilize leverage, which magnifies the market risk. Additionally, a Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Discount Risk — Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that a Fund’s NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period of time following completion of the Fund’s initial offering. Although the value of a Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of their shares will depend entirely upon whether the market price of the shares at the time of sale is above or below the investor’s adjusted tax cost basis for the shares. Because the market price of the shares will be determined by factors such as (i) NAV, (ii) dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by a Fund’s portfolio holdings, the timing and success of the Fund’s investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), (iii) supply of and demand for the shares, (iv) trading volume of the shares, (v) general market, interest rate and economic conditions and (vi) other factors that may be beyond the control of the Fund. A Fund cannot predict whether the shares will trade at, below or above NAV or at, below or above the initial public offering price.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Funds may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement effective and the issuer’s right to suspend the Funds’ use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the energy sector), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Strategy Risk — Each Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Funds and their shareholders.

Tax Risks — Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, each Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Funds generally will be subject to U.S. federal income tax on their taxable income at the rates applicable to corporations and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of a Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Estimation/NAV Risk. In calculating a Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. A Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund’s on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce a Fund’s NAV which could have an effect on the market price of the shares. The Funds may also record a deferred tax asset balance, which reflects an estimate of a Fund’s future tax benefit associated with net operating losses and/or unrealized losses. Any deferred tax asset balance will increase a Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. Each Fund will rely to some extent on information provided by MLPs, which may not be provided to the Funds on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of a Fund’s current taxes and deferred tax liability and/or asset balances used to calculate each Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, a Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

On December 22, 2017, the TCJA was signed into law. This U.S. federal tax legislation reduced the general statutory U.S. federal corporate income tax rate from 35% to 21%, made changes regarding the use of net operating losses, repealed the corporate alternative minimum tax, placed limitations on the deductibility of interest expense, reduced the dividends received deduction amount, allowed for immediate expensing of certain capital expenditures, and made other changes which may have effects on the Funds and on the MLPs in which the Funds invest. These changes may affect a Fund’s daily estimates of its current taxes and deferred tax liability and/or asset balances used in the calculation of its daily NAV. The Funds will continue to evaluate this tax legislation for its potential effects on these estimates and for its potential effects on the amounts of income taxes actually incurred. The tax legislation may also affect the information provided to the Funds by MLPs, information that may not be provided to the Funds on a timely basis. As disclosed above, the daily estimate of current taxes and deferred tax liability and/or asset balances used to calculate each Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, which may have a material impact on the Fund’s NAV. A Fund may modify its estimates and assumptions regarding its current taxes and deferred tax liability and/or asset balances as this evaluation of the tax legislation continues and as new information regarding the legislation or other matters becomes available, and such modifications in estimates or assumptions may have a material impact on each Fund’s NAV.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date October 26, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date October 26, 2018

*	Print the name and title of each signing officer under his or her signature.